Expense Example, No Redemption {- Fidelity Intermediate Municipal Income Fund} - 12.31 Fidelity Intermediate Municipal Income Fund AMCIZ PRO-14 - Fidelity Intermediate Municipal Income Fund	Mar. 01, 2022 USD ($)
Fidelity Advisor Intermediate Municipal Income Fund: Class A
Expense Example, No Redemption:
1 Year	$ 463
3 Years	597
5 Years	742
10 Years	1,166
Fidelity Advisor Intermediate Municipal Income Fund: Class M
Expense Example, No Redemption:
1 Year	459
3 Years	584
5 Years	721
10 Years	1,120
Fidelity Advisor Intermediate Municipal Income Fund: Class C
Expense Example, No Redemption:
1 Year	139
3 Years	434
5 Years	750
10 Years	1,446
Fidelity Advisor Intermediate Municipal Income Fund: Class I
Expense Example, No Redemption:
1 Year	40
3 Years	125
5 Years	219
10 Years	493
Fidelity Advisor Intermediate Municipal Income Fund: Class Z
Expense Example, No Redemption:
1 Year	28
3 Years	87
5 Years	152
10 Years	$ 343